Property, plant and equipment - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) hotel	Dec. 31, 2024 USD ($) hotel	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of open hotels | hotel	17	17
Property, plant and equipment | $	$ 148	$ 146	$ 153